SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2017
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property And Equipment Anticipated Useful Lives

        Property and equipment are stated at cost. Depreciation is calculated using the straight-line method over the anticipated useful lives of the assets as follows:

Test equipment, research and development equipment	4 - 5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3 - 5 years